Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Leases
Operating - 2025	$ 188
Short-term - 2025	0
Finance - 2025	0
Total lease payments - 2025	188
Operating - 2026	345
Short-term - 2026	0
Finance - 2026	0
Total lease payments - 2026	345
Operating - 2027	327
Short-term - 2027	0
Finance - 2027	0
Total lease payments - 2027	327
Operating - 2028	180
Short-term - 2028	0
Finance - 2028	0
Total lease payments - 2028	180
Operating - Total future minimum operating lease payments	1,040
Short-term - Total future minimum short-term lease payments	0
Finance - Total future minimum finance lease payments	0
Total Lease Payments - Total future minimum lease payments	1,040
Operating - Less effects of discounting	(107)
Short-term - Less effects of discounting
Finance - Less effects of discounting	0
Total Lease Payments - Less effects of discounting	(107)
Operating - Lease liabilities recognized	933	$ 943
Short-term - Lease liabilities recognized	0
Finance - Lease liabilities recognized	0
Total Lease Payments - Lease liabilities recognized	$ 933